Submission	Aug. 08, 2026
Submission [Line Items]
Central Index Key	0000070145
Registrant Name	NATIONAL FUEL GAS CO
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES